Supplemental Condensed Combining Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Income
Net revenue	$ 4,198,736	$ 3,834,802	$ 8,158,663	$ 7,398,394
Cost of revenues	2,901,469	2,623,384	5,677,346	5,104,844
Gross profit	1,297,267	1,211,418	2,481,317	2,293,550
Operating expenses:
Research and development	34,483	30,701	65,421	60,729
Operating income	546,963	556,273	1,051,363	1,001,168
Other (income) expense:
Income before income taxes	445,005	457,867	847,297	806,501
Income tax expense	135,372	177,291	273,233	278,575
Net Income	309,633	280,576	574,064	527,926
Other comprehensive income loss derivatives qualifying as hedges before tax	20,986	7,071	27,938	14,030
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	8,106	4,355	17,335	8,709
Other comprehensive income loss foreign currency transaction and translation adjustment before tax	18,798	37,770	(108,635)	(9,286)
Other comprehensive income loss tax	(8,742)	(3,611)	(14,666)	(7,161)
Less: Net income attributable to noncontrolling interests	68,865	46,934	123,748	88,822
Income attributable to the Company	240,768	233,642	450,316	439,104
Current assets:
Cash and cash equivalents	582,159	644,538	582,159	644,538	$ 633,855	$ 682,777
Trade accounts receivable less allowance for doubtful accounts of $470,064 in 2015 and $418,508 in 2014	3,265,528		3,265,528		3,203,655
Accounts receivable from related parties	131,865		131,865		193,225
Inventories	1,207,967		1,207,967		1,115,554
Prepaid expenses and other current assets	1,291,052		1,291,052		1,333,067
Deferred tax asset, current	223,648		223,648		245,354
Total current assets	6,702,219		6,702,219		6,724,710
Property, plant and equipment, net	3,317,212		3,317,212		3,290,180
Intangible assets	863,088		863,088		869,411
Goodwill	13,077,335		13,077,335		13,082,180
Deferred tax asset, non-current	135,538		135,538		141,052
Total assets	25,410,221		25,410,221		25,447,101
Current liabilities:
Accounts payable	536,609		536,609		573,184
Accounts payable to related parties	178,813		178,813		140,731
Accrued expenses and other current liabilities	2,326,218		2,326,218		2,197,245
Short-term borrowings and other financial liabilities	116,125		116,125		132,693
Short Term Borrowings Due To Related Parties Current Acquisitions	58,071		58,071		5,357
Current portion of long-term debt and capital lease obligations	297,616		297,616		313,607
Income tax payable, current	65,225		65,225		79,687
Deferred tax liability, current	36,402		36,402		34,787
Total current liabilities	3,615,079		3,615,079		3,477,291
Total long-term debt less current maturities	8,797,785		8,797,785		9,080,277
Other liabilities	461,161		461,161		411,976
Pension liabilities	622,250		622,250		642,318
Income tax payable, non-current	156,268		156,268		177,601
Deferred tax liability, non-current	714,836		714,836		804,609
Total liabilities	14,367,379		14,367,379		14,594,072
Noncontrolling interests subject to put provisions	860,471		860,471		824,658
Company shareholders' equity	9,572,449		9,572,449		9,443,313
Minority interest	609,922		609,922		585,058
Total equity	10,182,371		10,182,371		10,028,371	(505,014)
Total liabilities and equity	25,410,221		25,410,221		25,447,101
Consolidated Statements of Comprehensive Income
Net Income	309,633	280,576	574,064	527,926
Other comprehensive income (loss), net of tax	39,148	45,585	(78,028)	6,292
Total comprehensive income	348,781	326,161	496,036	534,218
Comprehensive income attributable to noncontrolling interests	(69,731)	(47,216)	(120,661)	(89,071)
Comprehensive income attributable to the Company	279,050	278,945	375,375	445,147
Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative			90,095
Operating income			(90,095)
Other (income) expense:
Interest, net			102,144
Other, net			(648,226)
Income before income taxes			455,987
Income tax expense			5,671
Net Income			450,316
Income attributable to the Company			450,316
Consolidated Statements of Comprehensive Income
Net Income			450,316
D GmbH [Member]
Consolidated Statements of Income
Net revenue			935,736
Cost of revenues			600,347
Gross profit			335,389
Operating expenses:
Selling, general and administrative			97,153
Research and development			34,288
Operating income			203,948
Other (income) expense:
Interest, net			(2,863)
Other, net			137,652
Income before income taxes			69,159
Income tax expense			61,589
Net Income			7,570
Income attributable to the Company			7,570
Consolidated Statements of Comprehensive Income
Net Income			7,570
FMCH [Member]
Operating expenses:
Selling, general and administrative			156,023
Operating income			(156,023)
Other (income) expense:
Interest, net			114,512
Other, net			(350,006)
Income before income taxes			79,471
Income tax expense			(106,726)
Net Income			186,197
Income attributable to the Company			186,197
Consolidated Statements of Comprehensive Income
Net Income			186,197
FMC US Finance [Member]
Other (income) expense:
Interest, net			(3,484)
Income before income taxes			3,484
Income tax expense			1,264
Net Income			2,220
Income attributable to the Company			2,220
Consolidated Statements of Comprehensive Income
Net Income			2,220
Issuers [Member] | FMC US Finance [Member]
Other (income) expense:
Interest, net				(3,461)
Income before income taxes				3,461
Income tax expense				1,273
Net Income			2,220	2,188
Income attributable to the Company				2,188
Current assets:
Cash and cash equivalents	59	0	59	0
Accounts receivable from related parties	1,266,656		1,266,656		1,266,916
Total current assets	1,266,715		1,266,715		1,266,917
Total assets	1,266,715		1,266,715		1,266,917
Current liabilities:
Accrued expenses and other current liabilities	29,771		29,771		29,771
Total current liabilities	29,771		29,771		29,771
Total long-term debt less current maturities	1,160,069		1,160,069		1,162,534
Income tax payable, non-current	681		681		637
Total liabilities	1,190,521		1,190,521		1,192,942
Company shareholders' equity	76,194		76,194		73,975
Total equity	76,194		76,194		73,975
Total liabilities and equity	1,266,715		1,266,715		1,266,917
Consolidated Statements of Comprehensive Income
Net Income			2,220	2,188
Total comprehensive income			2,220	2,188
Comprehensive income attributable to the Company			2,220	2,188
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Operating expenses:
Selling, general and administrative				83,548
Operating income				(83,548)
Other (income) expense:
Interest, net				122,940
Other, net				(671,761)
Income before income taxes				465,273
Income tax expense				26,169
Net Income			450,316	439,104
Other comprehensive income loss derivatives qualifying as hedges before tax			24,545	16,076
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			198	99
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(108,932)	36,765
Other comprehensive income loss tax			(7,121)	(4,646)
Income attributable to the Company				439,104
Current assets:
Cash and cash equivalents	7,107	2,611	7,107	2,611	117	13
Accounts receivable from related parties	871,545		871,545		5,558,131
Prepaid expenses and other current assets	60,647		60,647		76,846
Total current assets	939,299		939,299		5,635,094
Property, plant and equipment, net	548		548		566
Intangible assets	1,305		1,305		945
Deferred tax asset, non-current	85,132		85,132		81,555
Other assets	13,690,437		13,690,437		9,154,819
Total assets	14,716,721		14,716,721		14,872,979
Current liabilities:
Accounts payable	1,829		1,829		1,844
Accounts payable to related parties	1,430,722		1,430,722		1,452,812
Accrued expenses and other current liabilities	82,893		82,893		61,367
Short-term borrowings and other financial liabilities	0		0		1
Current portion of long-term debt and capital lease obligations	40,823		40,823		55,391
Income tax payable, current	5,204		5,204		13,663
Deferred tax liability, current	1,319		1,319		1,573
Total current liabilities	1,562,790		1,562,790		1,586,651
Total long-term debt less current maturities	771,477		771,477		855,029
Long term borrowings from related parties	2,671,437		2,671,437		2,891,256
Other liabilities	112,851		112,851		70,823
Pension liabilities	15,547		15,547		14,872
Income tax payable, non-current	10,170		10,170		11,035
Total liabilities	5,144,272		5,144,272		5,429,666
Company shareholders' equity	9,572,449		9,572,449		9,443,313
Total equity	9,572,449		9,572,449		9,443,313
Total liabilities and equity	14,716,721		14,716,721		14,872,979
Consolidated Statements of Comprehensive Income
Net Income			450,316	439,104
Other comprehensive income (loss), net of tax			(91,310)	48,294
Total comprehensive income			359,006	487,398
Comprehensive income attributable to the Company			359,006	487,398
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue				1,092,279
Cost of revenues				691,930
Gross profit				400,349
Operating expenses:
Selling, general and administrative				84,853
Research and development				38,761
Operating income				276,735
Other (income) expense:
Interest, net				(2,928)
Other, net				202,485
Income before income taxes				77,178
Income tax expense				74,033
Net Income			7,570	3,145
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			3,578	1,894
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			(48,175)	(7,260)
Other comprehensive income loss tax			(1,060)	(553)
Income attributable to the Company				3,145
Current assets:
Cash and cash equivalents	5,997	8,033	5,997	8,033	5,722	4,490
Trade accounts receivable less allowance for doubtful accounts of $470,064 in 2015 and $418,508 in 2014	162,002		162,002		165,090
Accounts receivable from related parties	820,137		820,137		840,302
Inventories	219,948		219,948		231,127
Prepaid expenses and other current assets	57,023		57,023		43,387
Total current assets	1,265,107		1,265,107		1,285,628
Property, plant and equipment, net	252,771		252,771		260,662
Intangible assets	61,245		61,245		64,679
Goodwill	50,975		50,975		55,312
Deferred tax asset, non-current	35,404		35,404		38,291
Other assets	44,745		44,745		45,297
Total assets	1,710,247		1,710,247		1,749,869
Current liabilities:
Accounts payable	30,350		30,350		34,798
Accounts payable to related parties	599,106		599,106		587,677
Accrued expenses and other current liabilities	149,678		149,678		141,392
Deferred tax liability, current	9,954		9,954		7,992
Total current liabilities	789,088		789,088		771,859
Other liabilities	1,145		1,145		1,615
Pension liabilities	308,803		308,803		324,156
Total liabilities	1,099,036		1,099,036		1,097,630
Company shareholders' equity	611,211		611,211		652,239
Total equity	611,211		611,211		652,239
Total liabilities and equity	1,710,247		1,710,247		1,749,869
Consolidated Statements of Comprehensive Income
Net Income			7,570	3,145
Other comprehensive income (loss), net of tax			(45,657)	(5,919)
Total comprehensive income			(38,087)	(2,774)
Comprehensive income attributable to the Company			(38,087)	(2,774)
Guarantors [Member] | FMCH [Member]
Operating expenses:
Selling, general and administrative				(24,234)
Operating income				24,234
Other (income) expense:
Interest, net				90,665
Other, net				(374,253)
Income before income taxes				307,822
Income tax expense				(26,207)
Net Income			186,197	334,029
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			13,200	6,524
Other comprehensive income loss tax			(5,208)	(2,574)
Income attributable to the Company				334,029
Current assets:
Accounts receivable from related parties	2,506,008		2,506,008		2,570,654
Prepaid expenses and other current assets	117		117		183
Total current assets	2,506,125		2,506,125		2,570,837
Other assets	13,593,414		13,593,414		13,267,706
Total assets	16,099,539		16,099,539		15,838,543
Current liabilities:
Accounts payable to related parties	1,666,103		1,666,103		1,662,032
Accrued expenses and other current liabilities	14,824		14,824		9,240
Current portion of long-term debt and capital lease obligations	200,000		200,000		200,000
Total current liabilities	1,880,927		1,880,927		1,871,272
Total long-term debt less current maturities	2,250,895		2,250,895		2,335,992
Long term borrowings from related parties	2,717,615		2,717,615		2,833,854
Other liabilities	424,700		424,700		170,149
Total liabilities	7,274,137		7,274,137		7,211,267
redeemable preferred stock	235,141		235,141		235,141
Company shareholders' equity	8,590,261		8,590,261		8,392,135
Total equity	8,590,261		8,590,261		8,392,135
Total liabilities and equity	16,099,539		16,099,539		15,838,543
Consolidated Statements of Comprehensive Income
Net Income			186,197	334,029
Other comprehensive income (loss), net of tax			7,992	3,950
Total comprehensive income			194,189	337,979
Comprehensive income attributable to the Company			194,189	337,979
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			8,734,044	8,085,343
Cost of revenues			6,584,622	6,160,749
Gross profit			2,149,422	1,924,594
Operating expenses:
Selling, general and administrative			1,013,425	1,074,154
Research and development			31,133	21,968
Operating income			1,104,864	828,472
Other (income) expense:
Interest, net			(6,243)	(12,549)
Income before income taxes			1,111,107	841,021
Income tax expense			417,576	345,468
Net Income			693,531	495,553
Other comprehensive income loss derivatives qualifying as hedges before tax			3,393	(2,046)
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax			359	192
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			4,752	(38,509)
Other comprehensive income loss tax			(1,277)	612
Less: Net income attributable to noncontrolling interests			123,748
Income attributable to the Company			569,783	495,553
Current assets:
Cash and cash equivalents	575,783	632,579	575,783	632,579	628,015	672,206
Trade accounts receivable less allowance for doubtful accounts of $470,064 in 2015 and $418,508 in 2014	3,102,507		3,102,507		3,037,010
Accounts receivable from related parties	3,512,834		3,512,834		3,544,817
Inventories	1,145,547		1,145,547		1,038,591
Prepaid expenses and other current assets	1,138,118		1,138,118		1,182,301
Deferred tax asset, current	264,026		264,026		290,064
Total current assets	9,738,815		9,738,815		9,720,798
Property, plant and equipment, net	3,173,987		3,173,987		3,147,750
Intangible assets	800,630		800,630		799,958
Goodwill	13,026,360		13,026,360		13,026,868
Deferred tax asset, non-current	124,644		124,644		129,927
Other assets	6,810,684		6,810,684		6,662,384
Total assets	33,675,120		33,675,120		33,487,685
Current liabilities:
Accounts payable	504,430		504,430		536,542
Accounts payable to related parties	5,540,271		5,540,271		10,232,251
Accrued expenses and other current liabilities	2,070,079		2,070,079		1,982,051
Short-term borrowings and other financial liabilities	123,209		123,209		132,692
Short Term Borrowings Due To Related Parties Current Acquisitions	58,071		58,071		5,357
Current portion of long-term debt and capital lease obligations	56,793		56,793		58,216
Income tax payable, current	50,197		50,197		66,024
Deferred tax liability, current	66,220		66,220		47,555
Total current liabilities	8,469,270		8,469,270		13,060,688
Total long-term debt less current maturities	7,524,451		7,524,451		7,783,062
Long term borrowings from related parties	59,930		59,930		72,505
Other liabilities	(112,668)		(112,668)		147,015
Pension liabilities	291,670		291,670		296,531
Income tax payable, non-current	28,902		28,902		48,370
Deferred tax liability, non-current	744,609		744,609		831,050
Total liabilities	17,006,164		17,006,164		22,239,221
Noncontrolling interests subject to put provisions	860,471		860,471		824,658
redeemable preferred stock	(235,141)		(235,141)		(235,141)
Company shareholders' equity	15,433,704		15,433,704		10,073,889
Minority interest	609,922		609,922		585,058
Total equity	16,043,626		16,043,626		10,658,947
Total liabilities and equity	33,675,120		33,675,120		33,487,685
Consolidated Statements of Comprehensive Income
Net Income			693,531	495,553
Other comprehensive income (loss), net of tax			7,227	(39,751)
Total comprehensive income			700,758	455,802
Comprehensive income attributable to the Company			700,758	455,802
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,511,117)	(1,779,228)
Cost of revenues			(1,507,623)	(1,747,835)
Gross profit			(3,494)	(31,393)
Operating expenses:
Selling, general and administrative			7,837	13,332
Research and development			0
Operating income			(11,331)	(44,725)
Other (income) expense:
Interest, net			0	0
Other, net			860,580	843,529
Income before income taxes			(871,911)	(888,254)
Income tax expense			(106,141)	(142,161)
Net Income			(765,770)	(746,093)
Other comprehensive income loss foreign currency transaction and translation adjustment before tax			43,720	(282)
Less: Net income attributable to noncontrolling interests				88,822
Income attributable to the Company			(765,770)	(834,915)
Current assets:
Cash and cash equivalents	(6,787)	$ 1,315	(6,787)	1,315	0	$ 6,068
Trade accounts receivable less allowance for doubtful accounts of $470,064 in 2015 and $418,508 in 2014	1,019		1,019		1,555
Accounts receivable from related parties	(8,845,315)		(8,845,315)		(13,587,595)
Inventories	(157,528)		(157,528)		(154,164)
Prepaid expenses and other current assets	35,147		35,147		30,350
Deferred tax asset, current	(40,378)		(40,378)		(44,710)
Total current assets	(9,013,842)		(9,013,842)		(13,754,564)
Property, plant and equipment, net	(110,094)		(110,094)		(118,798)
Intangible assets	(92)		(92)		3,829
Deferred tax asset, non-current	(109,642)		(109,642)		(108,721)
Other assets	(32,824,451)		(32,824,451)		(27,790,638)
Total assets	(42,058,121)		(42,058,121)		(41,768,892)
Current liabilities:
Accounts payable to related parties	(9,057,389)		(9,057,389)		(13,794,041)
Accrued expenses and other current liabilities	(21,027)		(21,027)		(26,576)
Income tax payable, current	9,824		9,824
Deferred tax liability, current	(41,091)		(41,091)		(22,333)
Total current liabilities	(9,116,767)		(9,116,767)		(13,842,950)
Total long-term debt less current maturities	(2,909,107)		(2,909,107)		(3,056,340)
Long term borrowings from related parties	(5,448,982)		(5,448,982)		(5,797,615)
Other liabilities	35,133		35,133		22,374
Pension liabilities	6,230		6,230
Income tax payable, non-current	116,515		116,515		117,559
Deferred tax liability, non-current	(29,773)		(29,773)		(26,441)
Total liabilities	(17,346,751)		(17,346,751)		(22,576,654)
Company shareholders' equity	(24,711,370)		(24,711,370)		(19,192,238)
Total equity	(24,711,370)		(24,711,370)		(19,192,238)
Total liabilities and equity	$ (42,058,121)		(42,058,121)		$ (41,768,892)
Consolidated Statements of Comprehensive Income
Net Income			(765,770)	(746,093)
Other comprehensive income (loss), net of tax			43,720	(282)
Total comprehensive income			(722,050)	(746,375)
Comprehensive income attributable to noncontrolling interests			(120,661)	(89,071)
Comprehensive income attributable to the Company			$ (842,711)	$ (835,446)